Consulting and Other Agreements (Details) (USD $)	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		2 Months Ended	1 Months Ended	2 Months Ended
	Jul. 02, 2012	Jul. 31, 2013	Jul. 31, 2013	Jan. 02, 2014 Fountainhead [Member]	Oct. 31, 2013 Fountainhead [Member]	Nov. 30, 2012 Del Mar Consulting [Member]	Nov. 30, 2013 Del Mar Consulting [Member]	Nov. 30, 2012 Alex Partners, LLC [Member]	Nov. 30, 2013 Alex Partners, LLC [Member]
Consulting and Other Agreements (Textual)
Consulting agreement duration						12 months		12 months
Shares received under consulting agreement, value						$ 157,500		$ 105,000
Shares received under consulting agreement, shares						33,000	33,000	27,000	27,000
Cash payment pursuant to consulting agreement						7,200	66,000	4,800	54,000
Payment of monthly retainer under consulting agreement					37,500
Maximum cash payment for consulting services (monthly)				10,000	5,000
Stock issued during period, Restricted Stock, shares	45,000	15,000	30,000
Description of agreement		(i) 90 days from the date of execution of the Agreement or (ii) the end of the offering period of any securities financing undertaken by the Company in connection with the Placement Agent Agreement.
Description of accrued and paid of consulting fee at the option of consultant					(i) in Vycor stock at any time at the average closing price for the 30 days prior to the end of the quarter in which the accrual is made; or (ii) in cash following the closing of a fundraising of no less than $2.5 million or on the sale of the Company or a substantial part of the assets thereof. This agreement was amended in January 2014 following the Initial Closing of the Offering
Minimum cash payment for consulting services				$ 5,000